Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Net Lease Cost, and Supplemental Disclosure for Statement of Cash Flows related to Operating and Finance Leases
The components of net lease cost were as follows:

		(dollars in millions)
Year Ended December 31,	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$4,746
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	330
Interest on lease liabilities	Interest expense	38
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	40
Variable lease cost (1)	Cost of services Selling, general and administrative expense	218
Sublease income	Service revenues and other	(275)
Total net lease cost		$5,097

Gain on sale and leaseback transaction, net	Selling, general and administrative expense	$(391)
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the consolidated statements of income based on the use of the facility or equipment that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

(dollars in millions)
Year Ended December 31,	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(4,392)
Operating cash flows for finance leases	(38)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(352)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	3,510
Right-of-use assets obtained in exchange for new finance lease liabilities	564

Supplemental Disclosure for Balance Sheet related to Finance Leases
Supplemental disclosures for the balance sheet related to finance leases were as follows:

(dollars in millions)
At December 31,	2019
Assets
Property, plant and equipment, net	$939

Liabilities
Debt maturing within one year	$336
Long-term debt	780
Total Finance lease liabilities	$1,116

Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate related to Leases
The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At December 31,	2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	5
Weighted-average discount rate
Operating Leases	4.0%
Finance Leases	3.2%

Lessee, Operating Lease, Liability, Maturity
The Company's maturity analysis of operating and finance lease liabilities as of December 31, 2019 were as follows:

		(dollars in millions)
Years	Operating Leases	Finance Leases
2020	$4,099	$366
2021	3,764	271
2022	3,363	208
2023	3,001	152
2024	2,484	92
Thereafter	9,257	124
Total lease payments	25,968	1,213
Less interest	4,314	97
Present value of lease liabilities	21,654	1,116
Less current obligation	3,261	336
Long-term obligation at December 31, 2019	$18,393	$780

Finance Lease, Liability, Maturity
The Company's maturity analysis of operating and finance lease liabilities as of December 31, 2019 were as follows:

		(dollars in millions)
Years	Operating Leases	Finance Leases
2020	$4,099	$366
2021	3,764	271
2022	3,363	208
2023	3,001	152
2024	2,484	92
Thereafter	9,257	124
Total lease payments	25,968	1,213
Less interest	4,314	97
Present value of lease liabilities	21,654	1,116
Less current obligation	3,261	336
Long-term obligation at December 31, 2019	$18,393	$780

Assets And Liabilities, Lessee
Amortization of capital leases was included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Property, plant and equipment were as follows:

(dollars in millions)
At December 31,	2018
Capital leases	$1,756
Less accumulated amortization	998
Total	$758